CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) (Parenthetical) $ in Thousands	3 Months Ended
Sep. 30, 2020 USD ($)
IPO [Member]
Payment of stock issuance costs	$ 9,007